Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expenses And Other Assets [Abstract]
Prepaid voyage costs	$ 134	$ 14
Inventory	1,004	220
Other	757	671
Total prepaid expenses and other current assets	$ 1,895	$ 905